Financial assets and liabilities - Hierarchy of fair value (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets	$ 3,701	$ 4,387
Financial liabilities	2,673	3,104
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	145	276
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,528	2,725
Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		103
Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	46	61
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,081	538
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,543	3,781
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	31	7
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	46	61
Level 1 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	46	61
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	3,655	4,326
Financial liabilities	2,673	3,104
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	145	276
Level 2 of fair value hierarchy [member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,528	2,725
Level 2 of fair value hierarchy [member] | Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		103
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,081	538
Level 2 of fair value hierarchy [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,543	3,781
Level 2 of fair value hierarchy [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 31	$ 7